Fair Value of Financial Instruments - Fair Value Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		$ 16,958	$ 14,221
Restricted cash		1,934	280
Balance due from related parties, non-current		7,862	5,765
Long-term debt, including current portion, net		(135,075)	(120,660)
Financial Liability, including current portion, net		(87,530)	0
Level I
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		16,958	14,221
Restricted cash		1,934	280
Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance due from related parties, non-current	[1]	7,862	5,765
Long-term debt, including current portion, net	[2]	(135,075)	(120,660)
Financial Liability, including current portion, net	[3]	$ (87,530)	$ 0

[1]	The fair value of the Company’s receivable from related companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
[2]	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.
[3]	The fair value of the Company’s financial liability is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.